OTHER PAYABLES AND ACCRUALS (Details)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
OTHER PAYABLES AND ACCRUALS
Accrued operating expenses		528,143,100	330,863,616
Payable for acquisition		306,966,884	23,773,221
Accruals for property and equipment	41,684,040	258,632,797	37,038,698	34,450,253
Electronic coupon		198,874,547	133,306,380
Deposits received from suppliers and packaged-tour customers		92,500,850	33,769,690
Deposit for special bonus program		80,799,443
Interest payable		32,931,518	13,838,961
Due to employees for stock option proceeds received on their behalf		23,992,381	28,413,780
Others		77,272,138	34,100,603
Total	$ 257,891,508	1,600,113,658	635,104,949